Rockefeller Equity Allocation Fund
Schedule of Investments
August 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 93.05%
Air Freight & Logistics - 2.22%
Deutsche Post AG (a)	26,607	$1,870,713
Application Software - 0.05%
Outset Medical, Inc. (b)	865	42,636
Auto Components - 2.78%
Continental AG (a)(b)	7,125	957,511
Denso Corp. (a)	14,500	1,014,898
Gentherm, Inc. (b)	1,686	144,693
Hankook Tire & Technology Co. Ltd. (a)	4,590	184,148
Standard Motor Products, Inc.	1,003	43,019
		2,344,269
Banks - 9.26%
Comerica, Inc.	1,410	104,213
First Horizon National Corp.	63,463	1,040,159
ICICI Bank Ltd. - ADR	83,816	1,644,469
KB Financial Group, Inc. - ADR(b)	5,052	229,917
KB Financial Group, Inc. (a)	11,566	526,138
Lloyds Banking Group PLC (a)	1,973,921	1,181,701
Oversea-Chinese Banking Corp Ltd. (a)	85,600	724,383
Svenska Handelsbanken AB (a)	114,781	1,289,760
Swedbank AB (a)	55,194	1,064,004
		7,804,744
Biotechnology - 2.71%
Alnylam Pharmaceuticals, Inc. (b)	2,247	452,613
BioMarin Pharmaceutical, Inc. (b)	8,080	680,417
Bridgebio Pharma, Inc. (b)	5,338	267,487
Ionis Pharmaceuticals, Inc. (b)	9,313	370,285
Neurocrine Biosciences, Inc. (b)	587	55,882
Regeneron Pharmaceuticals, Inc. (b)	674	453,872
		2,280,556
Building Products - 3.41%
AAON, Inc.	1,251	85,206
Carrier Global Corp.	18,161	1,046,073
Cie de Saint-Gobain (a)	20,734	1,503,067
Lennox International, Inc.	187	62,679
Simpson Manufacturing Co., Inc.	1,577	178,438
		2,875,463
Chemicals - 1.00%
Air Liquide SA (a)	4,679	838,674
Commercial Services & Supplies - 0.43%
Healthcare Services Group, Inc.	2,577	67,414
Stericycle, Inc. (b)	1,527	106,279
Tetra Tech, Inc.	1,293	185,986
		359,679
Construction & Engineering - 0.24%
Quanta Services, Inc.	1,215	124,051
WillScot Mobile Mini Holdings Corp. (b)	2,596	76,842
		200,893
Construction Materials - 2.92%
HeidelbergCement AG (a)	17,423	1,511,035
Martin Marietta Materials, Inc.	2,499	952,744
		2,463,779
Consumer Finance - 2.72%
Discover Financial Services	16,353	2,096,782
FirstCash, Inc.	1,021	87,489
SLM Corp.	5,683	106,556
		2,290,827
Diversified Consumer Services - 0.04%
Mister Car Wash, Inc. (b)	1,686	32,354
Diversified Financial Services - 0.14%
FactSet Research Systems, Inc.	314	119,389
Diversified Telecommunication Services - 0.45%
KT Corp. - ADR(b)	14,759	206,921
KT Corp. (a)	2,555	72,209
ORBCOMM, Inc. (b)	8,827	101,422
		380,552

Electric Utilities - 1.90%
Enel S.p.A. (a)	176,079	1,604,156
Electrical Equipment - 2.50%
ABB Ltd. - ADR	4,022	148,774
Array Technologies, Inc. (b)	5,590	106,601
Schneider Electric SE (a)	7,822	1,397,528
TPI Composites, Inc. (b)	1,996	72,475
Vestas Wind Systems A/S (a)	9,400	379,540
		2,104,918
Electronic Equipment, Instruments & Components - 4.79%
Badger Meter, Inc.	1,197	128,187
Cognex Corp.	364	32,258
Hitachi Ltd. (a)	16,400	906,371
II-VI, Inc. (b)	8,877	559,073
IPG Photonics Corp. (b)	835	142,518
Keysight Technologies, Inc. (b)	4,071	730,256
Littelfuse, Inc.	783	223,468
Samsung SDI Co. Ltd. (a)	115	78,383
TE Connectivity Ltd. - ADR	6,488	974,627
Trimble, Inc. (b)	2,808	264,570
		4,039,711
Entertainment - 0.57%
Nintendo Co. Ltd. (a)	1,000	480,439
Food & Staples Retailing - 0.74%
Albertsons Cos, Inc.	2,762	83,854
E-MART, Inc. (a)	3,523	542,807
		626,661
Food Products - 0.13%
Utz Brands, Inc.	5,440	105,645
Health Care Equipment & Supplies - 5.55%
ABIOMED, Inc. (b)	511	185,984
Alcon, Inc. - ADR	1	82
Becton Dickinson & Co.	6,312	1,588,731
Edwards Lifesciences Corp. (b)	983	115,188
Inogen, Inc. (b)	1,156	68,424
Insulet Corp. (b)	709	211,147
Integer Holdings Corp. (b)	1,056	104,322
Koninklijke Philips NV (a)	21,771	1,003,275
Masimo Corp. (b)	482	130,882
Medtronic PLC - ADR	6,456	861,747
Merit Medical Systems, Inc. (b)	2,945	211,363
ResMed, Inc.	680	197,560
		4,678,705
Health Care Providers & Services - 0.26%
Chemed Corp.	382	182,099
Guardant Health, Inc. (b)	304	38,690
		220,789
Health Care Technology - 0.47%
Omnicell, Inc. (b)	1,672	259,611
Vocera Communications, Inc. (b)	2,773	134,463
		394,074
Hotels, Restaurants & Leisure - 0.08%
Compass Group PLC (a)(b)	1	21
Wyndham Hotels & Resorts, Inc.	983	71,464
		71,485
Household Durables - 2.66%
Panasonic Corp. (a)	66,200	791,426
Sony Corp. (a)	14,000	1,447,535
		2,238,961
Industrial Conglomerates - 1.13%
LG Corp. (a)	11,628	953,753
Insurance - 7.77%
Arch Capital Group Ltd. - ADR(b)	22,574	927,791
BRP Group, Inc. (b)	3,179	119,689
Globe Life, Inc.	12,141	1,166,386
Intact Financial Corp. (a)(b)	5,545	755,199
Reinsurance Group of America, Inc.	14,677	1,699,891
SCOR SE (a)	10,269	315,153
Willis Towers Watson Plc - ADR	7,072	1,560,932
		6,545,041

Interactive Media & Services - 1.40%
Tencent Holdings Ltd. (a)	19,100	1,179,669
Internet & Catalog Retail - 0.85%
Amazon.com, Inc. (b)	206	714,983
Internet & Direct Marketing Retail - 0.21%
Trip.com Group Ltd. - ADR(b)	5,679	173,153
Internet Software & Services - 4.61%
Alibaba Group Holding, Ltd. - ADR(b)	8,161	1,362,805
Facebook, Inc. - Class A (b)	6,655	2,524,774
		3,887,579
IT Services - 3.33%
Fidelity National Information Services, Inc.	8,370	1,069,436
Visa, Inc. - Class A	4,053	928,542
WEX, Inc. (b)	4,399	807,524
		2,805,502
Machinery - 2.30%
Deere & Co.	3,675	1,389,260
Doosan Bobcat, Inc. (a)(b)	5,043	187,915
Epiroc AB (a)	8,041	176,451
Kubota Corp. (a)	4,400	90,911
Mueller Industries, Inc.	916	40,863
Timken Co/The	707	51,993
		1,937,393
Metals & Mining - 0.12%
Grupo Mexico SAB de CV (a)	22,593	104,753
Multiline Retail - 0.56%
Kohl's Corp.	8,238	472,861
Pharmaceuticals - 3.44%
Elanco Animal Health, Inc. (b)	10,745	358,668
Eli Lilly and Co.	3,927	1,014,305
Novo Nordisk A/S - ADR	1,530	152,954
Roche Holdings AG (a)	3,420	1,373,319
		2,899,246
Professional Services - 1.09%
Mistras Group, Inc. (b)	3,444	36,541
RELX Plc (a)	29,463	884,222
		920,763
Real Estate Management & Development - 1.61%
Vonovia SE (a)	20,135	1,359,330
Semiconductors & Semiconductor Equipment - 5.23%
Applied Materials, Inc.	8,446	1,141,307
First Solar, Inc. (b)	3,157	296,758
Samsung Electronics Co. Ltd. (a)	34,379	2,269,640
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,550	541,496
Teradyne, Inc.	527	63,999
Tokyo Electron Ltd. (a)	200	85,669
		4,398,869
Software - 5.22%
Everbridge, Inc. (b)	1,195	187,579
Microsoft Corp.	11,813	3,566,109
New Relic, Inc. (b)	5,292	423,201
PROS Holdings, Inc. (b)	1,668	72,124
Varonis Systems, Inc. (b)	2,168	149,614
		4,398,627
Specialty Retail - 0.03%
Torrid Holdings, Inc. (b)	1,179	27,247
Technology Hardware, Storage & Peripherals - 1.55%
Apple, Inc.	8,313	1,262,163
Stratasys Ltd. - ADR(b)	1,963	41,341
		1,303,504
Textiles, Apparel & Luxury Goods - 0.91%
Carter's, Inc.	1,469	150,396
Ralph Lauren Corp.	5,273	612,354
		762,750
Trading Companies & Distributors - 1.30%
Ashtead Group Plc (a)	2,047	160,020
Herc Holdings, Inc. (b)	902	118,568
United Rentals, Inc. (b)	2,317	817,090
		1,095,678

Transportation Infrastructure - 0.73%
Airports of Thailand PCL (a)	313,200	618,814
Wireless Telecommunication Services - 1.64%
China Mobile Ltd. (a)	52,135	315,249
KDDI Corp. (a)	1,600	48,905
Tele2 AB (a)	67,647	1,015,594
		1,379,748
Total Common Stocks (Cost $51,983,493)		78,409,335

Preferred Stocks - 0.37%
Banks - 0.15%
Itau Unibanco Holding SA (a)(c), 2.18% (d)	20,868	123,747
Semiconductors & Semiconductor Equipment - 0.22%
Samsung Electronics Co. Ltd. (a)(c), 4.27% (d)	3,140	191,435
Total Preferred Stocks (Cost $212,920)		315,182

Real Estate Investment Trusts - 2.21%
Healthcare REIT – 1.00%
Medical Properties Trust, Inc.	41,110	841,933
Residential REIT – 0.05%
American Campus Communities, Inc.	885	$45,002
Retails REIT – 1.06%
CapitaLand Mall Trust (a)	583,200	890,743
Specialized REIT – 0.10%
Iron Mountain, Inc.	1,723	82,273
Total Real Estate Investment Trusts (Cost $1,739,437)		1,859,951

Money Market Funds - 0.53%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.010% (c)	448,491	448,491
Total Money Market Funds (Cost $448,491)		448,491

Total Investments (Cost $54,384,341) - 96.16%		81,032,959
Other Assets in Excess of Liabilities - 3.84%		3,234,405
Total Net Assets - 100.00%		$84,267,364

Percentages are stated as a percent of net assets.

ADR American Depository Receipt.
REIT Real Estate Investment Trust.
(a) Foreign issued security.
(b) Non-income producing security.
(c) Perpetual preferred stock with no stated maturity.
(d) Dividend yield; the rate shown represents the rate at August 31, 2021.
(e) Seven day yield; the rate shown represents the rate at August 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2021.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$46,384,539	$32,024,796	$-	$78,409,335
Preferred Stock	123,747	191,435	-	315,182
Real Estate Investment Trusts	969,208	890,743	-	1,859,951
Total Equity Securities	47,477,494	33,106,974	-	80,584,468
Money Market Funds	448,491	-	-	448,491
Total Investments in Securities	$47,925,985	$33,106,974	$-	$81,032,959

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$2,499,514	$-	$2,499,514
Corporate Bonds	-	17,709,641	-	17,709,641
Mortgage Backed Securities	-	12,777,986	-	12,777,986
Municipal Bonds	-	14,045,117	-	14,045,117
U.S. Treasury Bills	-	1,102,971	-	1,102,971
U.S. Government Notes/Bonds	-	13,253,979	-	13,253,979
U.S. Government Agency Issues	-	6,061,809	-	6,061,809
Total Fixed Income Securities	-	67,451,017	-	67,451,017
Exchange-Traded Funds	2,477,869	-	-	2,477,869
Money Market Funds	151,084	-	-	151,084
Total Investments in Securities	$2,628,953	$67,451,017	$-	$70,079,970

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$92,105,528	$-	$92,105,528
Total Fixed Income Securities	-	92,105,528	-	92,105,528
Money Market Funds	699,285	-	-	699,285
Total Investments in Securities	$699,285	$92,105,528	$-	$92,804,813

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$43,221,814	$-	$43,221,814
Total Fixed Income Securities	-	43,221,814	-	43,221,814
Money Market Funds	351,440	-	-	351,440
Total Investments in Securities	$351,440	$43,221,814	$-	$43,573,254

Climate Solutions Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$58,949,332	$39,913,042	$-	$98,862,374
Real Estate Investment Trusts	1,916,687	-	-	1,916,687
Total Equity Securities	60,866,019	39,913,042	-	100,779,061
Money Market Funds	5,930,025	-	-	5,930,025
Total Investments in Securities	$66,796,044	$39,913,042	$-	$106,709,086

The Funds held no Level 3 securities during the period ended August 31, 2021.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2021.